Lease - Schedule of Lease Right-of-use Assets (Details)	12 Months Ended
Mar. 31, 2025 USD ($)
Schedule of Lease Right of Use Assets [Abstract]
Lease right-of-use assets, net as of March 31, 2024	$ 730,451
Addition during the fiscal year ended March 31, 2025	882,876
Right-of-use assets modification	(137,128)
Right-of-use assets amortization	(997,605)
Foreign currency translation adjustments	3,895
Lease right-of-use assets, net as of March 31, 2025	$ 482,489